Deferred Tax Liabilities - Schedule of Components of Deferred Tax Assets and Liabilities (Details)	Dec. 31, 2024 MYR (RM)	Dec. 31, 2024 USD ($)	Jun. 30, 2024 MYR (RM)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 MYR (RM)
Schedule of Components of Deferred Tax Assets and Liabilities [Abstract]
Excess of net carrying amount over tax written down value of plant and equipment	RM 3,775,387		RM 5,966,082
Unabsorbed capital allowances	(11,367,870)		(4,006,696)
Unabsorbed tax losses	(52,473)		(11,878)
Intangible asset	13,931,148		5,289,523
Deferred tax assets and liabilities	RM 6,286,192	$ 1,403,168	RM 7,237,031	$ 1,532,620	RM 18,348,653